Registration No. 333-112626

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 10

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 67

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

Stephen L. Kuhn

Senior Vice President, Secretary and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on May 1, 2007 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	on pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Such effective date shall be December 28, 2007.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 9 to Registration Statement No. 333-112626 filed pursuant to Rule 485(a) under the Securities Act of 1933 on October 2, 2007. The contents of Post-Effective Amendment No. 9 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As attorney to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 10 to Registration Statement No. 333-112626, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    JAMES M. RODOLAKIS

James M. Rodolakis

Second Vice President and

Associate General Counsel

1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on November 29, 2007.

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ STUART H. REESE* Stuart H. Reese	President and Chief Executive Officer (Principal Executive Officer)	November 29, 2007

/s/ MICHAEL T. ROLLINGS* Michael T. Rollings	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	November 29, 2007

/s/ NORMAN A. SMITH* Norman A. Smith	Corporate Vice President and Controller (Principal Accounting Officer)	November 29, 2007

/S/ ROGER G. ACKERMAN* Roger G. Ackerman	Director	November 29, 2007

THOMAS C. BARRY Thomas C. Barry	Director

/s/ JAMES R. BIRLE* James R. Birle	Director	November 29, 2007

/s/ JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	November 29, 2007

/S/ PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	November 29, 2007

/s/ JAMES L. DUNLAP* James L. Dunlap	Director	November 29, 2007

/s/ WILLIAM B. ELLIS* William B. Ellis	Director	November 29, 2007

/S/ ROBERT ESSNER* Robert Essner	Director	November 29, 2007

/s/ ROBERT M. FUREK* Robert M. Furek	Director	November 29, 2007

/s/ CAROL A. LEARY* Carol A. Leary	Director	November 29, 2007

/s/ WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	November 29, 2007

/s/ JOHN F. MAYPOLE* John F. Maypole	Director	November 29, 2007

/S/ MARC RACICOT* Marc Racicot	Director	November 29, 2007

/s/ STEPHEN L. KUHN *Stephen L. Kuhn	On November 29, 2007, as Attorney-in-Fact pursuant to powers of attorney